INCOME TAX (Details 3) - Dec. 31, 2015 RUB in Millions, $ in Millions	USD ($)	RUB
INCOME TAX
Cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided	$ 609.9	RUB 44,451
Unrecognized deferred tax liability	$ 30.5	RUB 2,223